Short-term debt	12 Months Ended
Dec. 31, 2022
Short-term debt
Short-term debt

14.         Short-term debt

Short-term debt is comprised of credit lines denominated in pesos, with unsecured guarantees as follows:

	2022		2021
Bank loan with HSBC Mexico for Ps.600,000 for six months with unsecured collateral at a variable rate of TIIE 91 plus 0.60 percentage point.	Ps.	600,000
Bank loan with Banco Nacional de México for Ps.400,000 for six months with unsecured collateral at a variable rate of TIIE 28 plus 1.0 percentage point.		400,000
Credit line of credit with Banco Santander Mexico for Ps.200,000 for 3 months with unsecured collateral at a variable rate of TIIE rate plus 1.40 percentage point.		200,000
Bank loan with Banco Nacional de México for Ps.1,000,000, for six months at a variable rate of TIIE 28 plus 1.0 percentage point.			Ps.	1,000,000
Bank loan with HSBC Mexico for Ps.900,000, for six months, at a variable rate of TIIE 91 plus 0.50 percentage points.				900,000
Credit line with Banco Santander Mexico for Ps.1,000,000, for six months at a variable rate TIIE 28 plus 1.55 percentage points on average.				800,000
Total short-term debt	Ps.	1,200,000	Ps.	2,700,000

As of the date of authorization of the accompanying consolidated financial statements, the Company has uncommitted, available short-term lines of credit with financial institutions in the amount of Ps.1,200,000.